Accounting for Goodwill and Other Non-current Assets Schedule of Estimated Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Accounting for Goodwill and Other Non-current Assets [Abstract]
2012	$ 108,400
2013	108,236
2014	101,150
2015	101,150
2016	$ 101,150